Income taxes (Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income taxes not recognized from temporary differences and unused tax losses as future utilization is not considered probable	$ 146,630	$ 135,407
Temporary Differences - Property, Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	19,288	5,600
Mexican Tax Losses (expiring in 2023 - 2029) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	25,599	29,476
Canadian Tax Losses (expiring in 2027 - 2039) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	19,051	34,053
U.S. Tax Losses (expiring in 2020 - 2037) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	31,956	31,159
U.S. tax losses (no expiry) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	20,779	6,802
Provisions and Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	29,207	26,479
Deferred Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 750	$ 1,838